Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value added tax receivables			€ 763	€ 847
Current value added tax receivables			746	711
Current tax credits related to renovation of residential buildings and energy saving			1,412	1,210
Non-current tax credits related to renovation of residential buildings and energy saving			1,570	2,298
Reimbursement receivable for past environmental expenses, net of discounting factor			550	732
Gas volume prepayments, current			2	3
Gas volume prepayments, non-current			85	295
Non-current receivables for investing activities			169	144
Prepaid electronic fuel vouchers			346	331
Advances received from customers for future gas supplies			227	65
Excise duties and consumer taxes			811	895
Current value added tax payables			384	405
Value of gas not withdrawn by customers due to triggering of take-or-pay clause			57	303
Payables related to investing activities			49	96
Non-current payables to factoring companies connected with the tax credit transfer			1,422	2,104
Change in non‐controlling interest			5,072	588
Engie SA
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Advances received			44	218
Current advances received			12	55
Eni Plenitude SpA SB | Energy Infrastructure Partners (EIP)
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Change in non‐controlling interest	€ 209	€ 588
Book value of put option			541	392
Societa Oleodotti Meridionali SpA
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Advances received			496	486
Exploration & Production
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Underlifting positions			199	318
Current overlifting imbalances			€ 267	€ 396